                      THE PAYDEN & RYGEL INVESTMENT GROUP


    SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2008



IN THE STATEMENT OF ADDITIONAL INFORMATION UNDER THE SECTION ENTITLED "PORTFOLIO MANAGERS," THE SUBSECTION ENTITLED "P&R TRUST," THE CHART ENTITLED "ADVISER PORTFOLIO MANAGER FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- PAYDEN" AS OF OCTOBER 31, 2007, THE INFORMATION ON SHARE OWNERSHIP BY CERTAIN OF THE PORTFOLIO MANAGERS WAS ERRONEOUS. THE FOLLOWING IS THE CORRECT INFORMATION FOR THE SHARE OWNERSHIP BY PAYDEN & RYGEL PORTFOLIO MANAGERS OF THE MUTUAL FUNDS OF THE PAYDEN & RYGEL INVESTMENT GROUP:

                                                              DOLLAR RANGE OF
PORTFOLIO MANAGER                                            FUND SHARES OWNED
-----------------                                            -----------------
MARY BETH SYAL
Payden Limited Maturity Fund....................                   None
Payden Short Bond Fund..........................                   None
Payden U.S. Government Fund.....................                   None
Payden Global Short Bond Fund...................                   None

DAVID P. BALLANTINE
Payden Limited Maturity Fund....................                   None
Payden Short Bond Fund..........................                   None
Payden U.S. Government Fund.....................                   None
Payden GNMA Fund................................                   None
Payden Market Return Fund.......................           $100,001 - $500,000

ASHA B. JOSHI
Payden Market Return Fund.......................           $100,001 - $500,000

GARY S. GREENBERG
Payden GNMA Fund................................                   None

BRIAN W. MATTHEWS
Payden/Wilshire Longevity Fund 2010+............                   None
Payden/Wilshire Longevity Fund 2020+............                   None
Payden/Wilshire Longevity Fund 2030+............                   None
Payden/Wilshire Longevity Fund 2040+............                   None

JAMES P. SARNI
Payden Core Bond Fund...........................                   None
Payden Opportunity Bond Fund....................                   None

RENA PATEL
Payden Tax Exempt Bond Fund.....................                   None
Payden California Municipal Income Fund.........                   None

CHRISTOPHER N. ORNDORFF
Payden Value Leaders Fund.......................           $100,001 - $500,000
Payden U.S. Growth Leaders Fund.................           $500,001- $1,000,000

JAMES T. WONG
Payden Value Leaders Fund.......................            $50,001 - $100,000
Payden U.S. Growth Leaders Fund.................                   None

SCOTT J. WEINER
Payden Value Leaders Fund.......................                   None

KRISTIN J. CEVA
Payden Global Fixed Income Fund.................            $10,001 - $50,000
Payden Emerging Markets Bond Fund...............            $10,001 - $50,000
Payden Core Bond Fund...........................                   None
Payden Opportunity Bond Fund....................                   None

TIMOTHY K. RIDER
Payden Global Fixed Income Fund.................                   None

SABUR MOINI
Payden High Income Fund.........................                   None

CRISTINA PANAIT
Payden Emerging Markets Bond Fund...............            $10,001 - $50,000


                THE DATE OF THIS SUPPLEMENT TO THE STATEMENT OF
                    ADDITIONAL INFORMATION IS JUNE 20, 2008.